Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DFA INVESTMENT DIMENSIONS GROUP INC.
Entity Central Index Key	0000355437
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional
Shareholder Report [Line Items]
Fund Name	Asia Pacific Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Asia Pacific Small Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.41%1,[2]
[1],[2]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%	[1],[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 24.88% for the Portfolio and 21.86% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Asia Pacific equities had positive returns for the period. As measured by the MSCI Pacific ex Japan indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks underperformed small cap growth stocks. Within small caps, high profitability stocks outperformed low profitability stocks. The Fund excludes from purchase small cap growth stocks with low profitability. These stocks underperformed within the MSCI Pacific ex Japan Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Focus on small cap stocks contributed, as larger stocks held by the index underperformed.
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices contributed.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Asia Pacific Small Company Portfolio – Institutional	24.88%	9.03%	7.08%
MSCI Pacific ex Japan Index (net div.)	16.26%	9.67%	7.39%
MSCI Pacific ex Japan Small Cap Index (net div.)	21.86%	8.55%	7.32%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 184,826,000
Holdings Count | $ / shares	666
Advisory Fees Paid, Amount	$ 550,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$184,826
Number of Holdings	666
Net Advisory Fees Paid (Thousands)	$550
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Capricorn Metals Ltd.	1.2%
Downer EDI Ltd.	1.2%
Ansell Ltd.	1.2%
Regis Resources Ltd.	1.2%
Westgold Resources Ltd.	1.1%
Zip Co. Ltd.	1.1%
Ventia Services Group Pty. Ltd.	1.1%
AMP Ltd.	1.1%
Perseus Mining Ltd.	1.1%
ASMPT Ltd.	1.1%

Top Countries (% of Total Investments)
Australia	65.1%
Hong Kong	19.7%
Singapore	12.5%
New Zealand	2.7%
[3],[4]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Continental Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Continental Small Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.42%1,[2]
[5],[6]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%	[5],[6]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 26.02% for the Portfolio and 24.40% for the MSCI Europe ex UK Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Europe ex UK equities had positive returns for the period. As measured by the MSCI Europe ex UK indices, small cap stocks outperformed large cap stocks and underperformed mid cap stocks, a subset of large cap stocks. Small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes from purchase small cap growth stocks with low profitability. These stocks underperformed within the MSCI Europe ex UK Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Focus on small cap stocks contributed, as larger stocks held by the index underperformed.
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Continental Small Company Portfolio – Institutional	26.02%	13.12%	9.35%
MSCI Europe ex UK Index (net div.)	22.22%	12.69%	7.81%
MSCI Europe ex UK Small Cap Index (net div.)	24.40%	10.11%	8.26%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 115,626,000
Holdings Count | $ / shares	1,151
Advisory Fees Paid, Amount	$ 628,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$115,626
Number of Holdings	1,151
Net Advisory Fees Paid (Thousands)	$628
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
BAWAG Group AG	1.0%
Belimo Holding AG	1.0%
PSP Swiss Property AG	0.9%
Alstom SA	0.8%
Swissquote Group Holding SA	0.8%
Banca Monte dei Paschi di Siena SpA	0.8%
Konecranes OYJ	0.7%
Banco Comercial Portugues SA R	0.7%
Rexel SA	0.7%
Orion OYJ B	0.7%

Top Countries (% of Total Investments)
Switzerland	19.0%
Germany	14.3%
France	12.3%
Italy	9.9%
Denmark	6.9%
Sweden	6.6%
Finland	6.5%
Spain	5.9%
Netherlands	5.4%
Belgium	3.7%
[7],[8]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Commodity Strategy Portfolio
Class Name	Institutional
Trading Symbol	DCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Commodity Strategy Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.32%[1]
[9]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%	[9]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 14.34% for the Portfolio and 14.15% for the Bloomberg Commodity Total Return Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•
Coffee and Silver were the best performing commodity futures returning 69.33% and 39.05%, respectively. Sugar and Kansas Wheat were the worst performing commodity futures, returning -35.03% and -18.93%, respectively.

•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•	Contract expiration selection across individual commodity futures and varying weights across commodities contributed positively to relative performance.
•	Fixed income collateral pool’s allocation to corporate bonds also contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Commodity Strategy Portfolio – Institutional	14.34%	11.06%	4.41%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
Bloomberg Commodity Total Return Index	14.15%	11.86%	4.31%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,112,882,000
Holdings Count | $ / shares	220
Advisory Fees Paid, Amount	$ 2,996,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,112,882
Number of Holdings	220
Net Advisory Fees Paid (Thousands)	$2,996
Portfolio Turnover Rate	69%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Australia & New Zealand Banking Group Ltd. (Australia)4.966% due 07/16/27(1 day USD SOFR + 1.360%)	3.3%
Inter-American Development Bank (Supranational Organization Obligations)4.466% due 10/04/27(1 day USD SOFR Index + 0.350%)	3.1%
DBS Group Holdings Ltd. (Singapore)4.858% due 03/21/28(1 day USD SOFR + 0.600%)	2.9%
National Australia Bank Ltd. (Australia)4.888% due 06/11/27(1 day USD SOFR + 0.620%)	2.4%
International Bank for Reconstruction & Development (Supranational Organization Obligations)4.440% due 06/15/27(1 day USD SOFR Index + 0.270%)	2.3%
Westpac Banking Corp. (Australia)4.747% due 10/20/26(1 day USD SOFR + 0.460%)	2.2%
Chevron USA, Inc. 4.698% due 02/26/28(1 day USD SOFR Index + 0.470%)	2.0%
U.S. Treasury Notes 3.916% due 04/30/26	1.9%
Public Storage Operating Co. 4.794% due 04/16/27(1 day USD SOFR Index + 0.700%)	1.4%
European Bank for Reconstruction & Development (Supranational Organization Obligations)4.590% due 02/20/28(1 day USD SOFR Index + 0.330%)	1.4%

Sector Allocation (% of Total Investments)
Financials	33.8%
U.S. Government	31.8%
Foreign Government	9.4%
Industrials	5.9%
Consumer, Non-cyclical	5.1%
Consumer, Cyclical	5.0%
Utilities	2.9%
Energy	2.1%
Communications	1.9%
Technology	1.3%
Basic Materials	0.8%
[10],[11]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Real Estate Securities Portfolio
Class Name	Institutional
Trading Symbol	DFGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Global Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.22%[1]
[12]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%	[12]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 1.77% for the Portfolio and 2.14% for the S&P Global REIT Index (net dividends), the Portfolio’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Publicly traded global real estate investment trusts (REITs) had positive returns for the period. The U.S. REIT market had positive performance for the period as measured by the Dow Jones US Select REIT indices and underperformed non-U.S. REITs as measured by the S&P Global ex US REIT indices.
Relative to the benchmark, the Portfolio’s:
•	Inclusion of specialized REITs, particularly Tower REITs, detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Global Real Estate Securities Portfolio – Institutional	1.77%	6.55%	4.56%
MSCI All Country World IMI Index (net div.)	22.00%	14.26%	11.04%
S&P Global REIT Index (net div.)[1]	2.14%	6.99%	3.67%
[13]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 7,059,143,000
Holdings Count | $ / shares	135
Advisory Fees Paid, Amount	$ 8,802,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$7,059,143
Number of Holdings	135
Net Advisory Fees Paid (Thousands)	$8,802
Portfolio Turnover Rate	4%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)
DFA International Real Estate Securities Portfolio	28.6%
Prologis, Inc.	6.4%
Welltower, Inc.	6.3%
American Tower Corp.	4.6%
Equinix, Inc.	4.6%
Digital Realty Trust, Inc.	3.2%
Simon Property Group, Inc.	3.0%
Realty Income Corp.	3.0%
Public Storage	2.4%
Crown Castle, Inc.	2.2%
[14]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Real Estate Securities Portfolio
Class Name	Institutional
Trading Symbol	DFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA International Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 13.08% for the Portfolio and 12.74% for the S&P Global ex US REIT Index (net dividends), the Portfolio’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global ex U.S. REITs had positive returns for the period. As measured by the S&P Global ex US REIT Index, Global ex U.S. REITs underperformed Global ex U.S. equities as measured by the MSCI All Country World ex USA IMI Index and outperformed U.S. REITs as measured by the Dow Jones U.S. Select REIT Index.
Relative to the benchmark:
•	Withholding tax rate differences between the portfolio and the index contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA International Real Estate Securities Portfolio – Institutional	13.08%	5.03%	2.39%
MSCI All Country World ex USA IMI Index (net div.)	24.62%	11.10%	7.68%
S&P Global ex US REIT Index (net div.)[1]	12.74%	4.43%	2.05%
[15]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,348,615,000
Holdings Count | $ / shares	327
Advisory Fees Paid, Amount	$ 7,763,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$3,348,615
Number of Holdings	327
Net Advisory Fees Paid (Thousands)	$7,763
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Goodman Group	8.8%
Scentre Group	3.0%
Link REIT	2.8%
Unibail-Rodamco-Westfield	2.6%
Segro PLC	2.5%
CapitaLand Integrated Commercial Trust	2.3%
Stockland	2.1%
CapitaLand Ascendas REIT	1.8%
Klepierre SA	1.6%
Nippon Building Fund, Inc.	1.5%

Top Countries (% of Total Investments)
Australia	24.9%
Japan	21.1%
United Kingdom	12.2%
Singapore	11.3%
France	6.7%
Canada	4.1%
Belgium	3.8%
Hong Kong	3.4%
Mexico	2.7%
South Africa	2.6%
[16],[17]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Small Cap Value Portfolio
Class Name	Institutional
Trading Symbol	DISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA International Small Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.42%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 39.00% for the Portfolio and 27.97% for the MSCI World ex USA Small Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA International Small Cap Value Portfolio – Institutional	39.00%	18.35%	9.10%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Small Value Index (net div.)	27.97%	13.32%	7.69%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 13,483,450,000
Holdings Count | $ / shares	1,877
Advisory Fees Paid, Amount	$ 47,790,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$13,483,450
Number of Holdings	1,877
Net Advisory Fees Paid (Thousands)	$47,790
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
BPER Banca SpA	1.5%
Banco de Sabadell SA	1.1%
Sydbank AS	1.0%
Jyske Bank AS	1.0%
Bankinter SA	0.8%
Buzzi SpA	0.7%
Telecom Italia SpA	0.7%
Lion Finance Group PLC	0.7%
Unipol Assicurazioni SpA	0.7%
Hudbay Minerals, Inc.	0.7%

Top Countries (% of Total Investments)
Japan	26.6%
United Kingdom	11.5%
Canada	10.6%
Australia	7.7%
Italy	6.1%
Switzerland	5.8%
Germany	4.1%
Spain	3.9%
Denmark	3.7%
France	3.5%
[18],[19]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Real Estate Securities Portfolio
Class Name	Institutional
Trading Symbol	DFREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.18%[1]
[20]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[20]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were -3.16% for the Portfolio and 0.13% for the Dow Jones U.S. Select REIT Index the Portfolio’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. REITs had positive returns for the period. U.S. REITs underperformed U.S. equities as measured by the Dow Jones US Select REIT Index and Russell indices and outperformed non-US REITs as measured by the S&P Global ex US REIT indices.
Relative to the benchmark, the Portfolio’s:
•	Inclusion of specialized REITs, particularly its inclusion of tower REITs, detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Real Estate Securities Portfolio – Institutional	-3.16%	7.28%	5.67%
Russell 3000® Index	20.81%	16.74%	14.08%
Dow Jones U.S. Select REIT Index	0.13%	9.73%	4.92%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 6,650,956,000
Holdings Count | $ / shares	138
Advisory Fees Paid, Amount	$ 10,111,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$6,650,956
Number of Holdings	138
Net Advisory Fees Paid (Thousands)	$10,111
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Prologis, Inc.	7.4%
Welltower, Inc.	7.4%
American Tower Corp.	6.5%
Equinix, Inc.	4.9%
Simon Property Group, Inc.	4.6%
Digital Realty Trust, Inc.	4.5%
Realty Income Corp.	4.4%
Public Storage	3.6%
Crown Castle, Inc.	3.3%
Ventas, Inc.	2.8%

Sector Allocation (% of Total Investments)
Real Estate	100.0%
[21],[22]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Core Equity 2 Portfolio (formerly, Emerging Markets Core Equity Portfolio)
Class Name	Institutional
Trading Symbol	DFCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 23.82% for the Portfolio and 27.91% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Emerging Markets Core Equity 2 Portfolio (formerly, Emerging Markets Core Equity Portfolio) – Institutional	23.82%	10.83%	8.52%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 33,314,050,000
Holdings Count | $ / shares	7,633
Advisory Fees Paid, Amount	$ 95,881,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$33,314,050
Number of Holdings	7,633
Net Advisory Fees Paid (Thousands)	$95,881
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Tencent Holdings Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Alibaba Group Holding Ltd.	1.5%
SK Hynix, Inc.	1.2%
China Construction Bank Corp. H	0.6%
Reliance Industries Ltd.	0.5%
Ping An Insurance Group Co. of China Ltd. H	0.5%
PDD Holdings, Inc.	0.5%

Top Countries (% of Total Investments)
China	27.3%
Taiwan	20.4%
India	17.4%
South Korea	12.3%
Brazil	3.5%
South Africa	3.2%
Saudi Arabia	3.1%
Mexico	2.2%
United Arab Emirates	1.5%
Malaysia	1.4%
[23],[24]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, the Portfolio changed its name to the Emerging Markets Core Equity 2 Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets ex China Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DAADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets ex China Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.43%[1]
[25]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%	[25]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 20.48% for the Portfolio and 25.85% for the MSCI Emerging Markets ex China Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (11/15/2021)
Emerging Markets ex China Core Equity Portfolio – Institutional	20.48%	8.09%
MSCI Emerging Markets ex China Index (net div.)	25.85%	7.02%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,236,733,000
Holdings Count | $ / shares	4,531
Advisory Fees Paid, Amount	$ 3,594,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,236,733
Number of Holdings	4,531
Net Advisory Fees Paid (Thousands)	$3,594
Portfolio Turnover Rate	27%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Samsung Electronics Co. Ltd.	3.5%
SK Hynix, Inc.	2.6%
HDFC Bank Ltd.	0.9%
Samsung Electronics Co. Ltd.	0.7%
Infosys Ltd.	0.6%
Bharti Airtel Ltd.	0.6%
Hon Hai Precision Industry Co. Ltd.	0.6%
ICICI Bank Ltd.	0.5%
Mahindra & Mahindra Ltd.	0.5%

Top Countries (% of Total Investments)
Taiwan	27.6%
India	23.5%
South Korea	17.4%
Brazil	4.8%
Saudi Arabia	4.2%
South Africa	4.2%
Mexico	2.5%
United Arab Emirates	2.2%
Indonesia	2.1%
Malaysia	1.9%
[26],[27]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Taiwan Investments Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Taiwan Investments Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Portfolio
Class Name	Institutional
Trading Symbol	DFEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.36%1,[2]
[28],[29]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%	[28],[29]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 27.82% for the Portfolio and 27.91% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with higher profitability contributed.
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Emerging Markets Portfolio – Institutional	27.82%	9.99%	8.34%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 6,363,987,000
Holdings Count | $ / shares	2,162
Advisory Fees Paid, Amount	$ 15,862,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$6,363,987
Number of Holdings	2,162
Net Advisory Fees Paid (Thousands)	$15,862
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.7%
SK Hynix, Inc.	2.1%
Alibaba Group Holding Ltd.	1.3%
Alibaba Group Holding Ltd.	1.2%
PDD Holdings, Inc.	0.9%
Meituan B	0.8%
Hon Hai Precision Industry Co. Ltd.	0.7%
HDFC Bank Ltd.	0.7%

Top Countries (% of Total Investments)
China	26.0%
Taiwan	21.1%
India	16.6%
South Korea	13.9%
Brazil	3.4%
South Africa	3.2%
Saudi Arabia	3.1%
Mexico	1.8%
United Arab Emirates	1.6%
Malaysia	1.4%
[30],[31]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Portfolio
Class Name	Institutional
Trading Symbol	DEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Small Cap Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.60%1,[2]
[32],[33]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%	[32],[33]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 16.36% for the Portfolio and 27.91% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed large cap stocks.
Relative to the benchmark, the portfolio’s:
•	Focus on stocks with smaller market capitalizations detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Emerging Markets Small Cap Portfolio – Institutional	16.36%	11.10%	8.30%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,909,238,000
Holdings Count | $ / shares	4,889
Advisory Fees Paid, Amount	$ 18,986,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$3,909,238
Number of Holdings	4,889
Net Advisory Fees Paid (Thousands)	$18,986
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
3SBio, Inc.	0.5%
Hua Hong Semiconductor Ltd. H	0.5%
Harmony Gold Mining Co. Ltd.	0.4%
Embraer SA	0.4%
Industrias CH SAB de CV	0.4%
Zhaojin Mining Industry Co. Ltd. H	0.4%
Fortis Healthcare Ltd.	0.4%
Grupa Kety SA	0.3%
Li Ning Co. Ltd.	0.3%
GDS Holdings Ltd. A	0.3%

Top Countries (% of Total Investments)
China	27.7%
India	19.8%
Taiwan	18.6%
South Korea	9.6%
Brazil	3.8%
Saudi Arabia	3.1%
South Africa	3.0%
Mexico	2.7%
Poland	1.7%
Indonesia	1.5%
[34],[35]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.58%[1]
[36]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%	[36]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 19.06% for the Portfolio and 27.91% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Portfolio’s:
•	Focus on small and mid cap stocks detracted.
•	Focus on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/14/2018)
Emerging Markets Targeted Value Portfolio – Institutional	19.06%	12.68%	9.00%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	8.03%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 305,624,000
Holdings Count | $ / shares	3,008
Advisory Fees Paid, Amount	$ 1,226,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$305,624
Number of Holdings	3,008
Net Advisory Fees Paid (Thousands)	$1,226
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Baidu, Inc. A	1.6%
Wuxi Biologics Cayman, Inc.	1.1%
Geely Automobile Holdings Ltd.	0.8%
TS Financial Holding Co. Ltd.	0.6%
China Hongqiao Group Ltd.	0.5%
China Resources Land Ltd.	0.5%
Cemex SAB de CV	0.5%
Hua Hong Semiconductor Ltd. H	0.5%
Impala Platinum Holdings Ltd.	0.5%
3SBio, Inc.	0.4%

Top Countries (% of Total Investments)
China	30.3%
India	18.3%
Taiwan	17.3%
South Korea	11.4%
South Africa	3.1%
Brazil	3.0%
Saudi Arabia	2.5%
Mexico	2.3%
United Arab Emirates	1.9%
Malaysia	1.6%
[37],[38]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Value Portfolio
Class Name	Institutional
Trading Symbol	DFEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.44%1,[2]
[39],[40]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%	[39],[40]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 22.89% for the Portfolio and 24.54% for the MSCI Emerging Markets Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. Small cap value stocks underperformed large cap value stocks. High profitability stocks outperformed low profitability stocks within large caps and small caps.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Exclusion of highly regulated utilities contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Emerging Markets Value Portfolio – Institutional	22.89%	13.77%	8.88%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	7.69%
MSCI Emerging Markets Value Index (net div.)	24.54%	10.69%	6.84%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 12,909,569,000
Holdings Count | $ / shares	3,546
Advisory Fees Paid, Amount	$ 42,715,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$12,909,569
Number of Holdings	3,546
Net Advisory Fees Paid (Thousands)	$42,715
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Alibaba Group Holding Ltd.	3.4%
Reliance Industries Ltd.	2.8%
Hon Hai Precision Industry Co. Ltd.	2.6%
Samsung Electronics Co. Ltd.	2.6%
China Construction Bank Corp. H	2.3%
HDFC Bank Ltd.	1.2%
Axis Bank Ltd.	1.1%
KB Financial Group, Inc.	1.1%
Industrial & Commercial Bank of China Ltd. H	1.1%
Ping An Insurance Group Co. of China Ltd. H	1.1%

Top Countries (% of Total Investments)
China	28.4%
Taiwan	20.7%
India	16.8%
South Korea	12.2%
Saudi Arabia	3.1%
South Africa	3.0%
Brazil	2.7%
Mexico	2.4%
United Arab Emirates	1.5%
Malaysia	1.4%
[41],[42]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, a contractual expense limitation for the Portfolio of 0.44% was instituted. This expense limitation is in addition to the existing permanent management fee waiver with respect to the Portfolio’s investment in the master fund.

Material Fund Change Expenses [Text Block]	Effective February 28, 2025, a contractual expense limitation for the Portfolio of 0.44% was instituted. This expense limitation is in addition to the existing permanent management fee waiver with respect to the Portfolio’s investment in the master fund.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Enhanced U.S. Large Company Portfolio
Class Name	Institutional
Trading Symbol	DFELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Enhanced U.S. Large Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.15%[1]
[43]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%	[43]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 21.07% for the Portfolio and 21.45% for the S&P 500 Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•
Emphasis to bonds with maturities shorter than three-months, within the fixed income collateral pool, detracted from relative performance, as these bonds underperformed the financing cost of the S&P futures.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Enhanced U.S. Large Company Portfolio – Institutional	21.07%	16.10%	13.83%
S&P 500® Index[1]	21.45%	17.64%	14.64%
[44]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 235,732,000
Holdings Count | $ / shares	159
Advisory Fees Paid, Amount	$ 225,000
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$235,732
Number of Holdings	159
Net Advisory Fees Paid (Thousands)	$225
Portfolio Turnover Rate	86%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
U.S. Treasury Notes 4.250% due 01/31/26	5.2%
U.S. Treasury Notes 2.250% due 11/15/25	5.2%
New Zealand Local Government Funding Agency Bonds (New Zealand) 2.250% due 05/15/28	2.7%
U.S. Treasury Notes 4.875% due 11/30/25	2.6%
Denmark Government Bonds (Denmark) 1.750% due 11/15/25	2.5%
United Overseas Bank Ltd. (Singapore) 4.290% due 04/16/27 (3 mo. AUD Bank Bill Swap + 0.720%)	1.7%
ABN AMRO Bank NV (Netherlands) 4.857% due 07/07/28 (1 day USD SOFR Index + 0.750%)	1.5%
New Zealand Government Bonds (New Zealand) 0.250% due 05/15/28	1.5%
Quebec Treasury Bills (Canada) 2.480% due 12/12/25	1.5%
Westpac Banking Corp. (Australia) 4.570% due 02/16/28 (3 mo. AUD Bank Bill Swap + 0.980%)	1.4%

Sector Allocation (% of Total Investments)
Financials	28.0%
U.S. Government	21.7%
Foreign Government	12.6%
Consumer, Cyclical	7.3%
Consumer, Non-cyclical	7.3%
Utilities	7.0%
Industrials	5.6%
Basic Materials	4.3%
Energy	2.7%
Communications	2.2%
Technology	1.3%
[45],[46]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Small Company Portfolio
Class Name	Institutional
Trading Symbol	DGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Small Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.42%[1]
[47]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%	[47]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 12.88% for the Portfolio and 16.73% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small value stocks underperformed small growth stocks. High profitability stocks underperformed low profitability stocks within small caps. The Fund excludes from purchase small cap stocks with high asset growth and small cap growth stocks with low profitability. These stocks outperformed within the MSCI All Country World Small Cap Index.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted, as larger stocks held by the index outperformed.
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices detracted.
•	Exclusion of small cap stocks with high asset growth detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (01/18/2017)
Global Small Company Portfolio – Institutional	12.88%	13.08%	8.41%
MSCI All Country World IMI Index (net div.)	22.00%	14.26%	11.68%
MSCI All Country World Small Cap Index (net div.)	16.73%	11.49%	8.82%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 109,365,000
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 134,000
Investment Company Portfolio Turnover	8.00%	[48]
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$109,365
Number of Holdings	7
Net Advisory Fees Paid (Thousands)	$134
Portfolio Turnover Rate	8%*
[48]
Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Small Cap Portfolio	62.7%
The Emerging Markets Small Cap Series	12.0%
The Continental Small Company Series	10.5%
The Japanese Small Company Series	5.5%
The Canadian Small Company Series	3.4%
The United Kingdom Small Company Series	3.2%
The Asia Pacific Small Company Series	2.7%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Core Equity 2 Portfolio (formerly, International Core Equity Portfolio)
Class Name	Institutional
Trading Symbol	DFIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Core Equity 2 Portfolio (formerly, International Core Equity Portfolio) (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.23%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 26.48% for the Portfolio and 23.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on value stocks contributed.
•	Exclusion of REITs contributed.
•	Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
International Core Equity 2 Portfolio (formerly, International Core Equity Portfolio) – Institutional	26.48%	13.60%	8.34%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 36,806,894,000
Holdings Count | $ / shares	4,996
Advisory Fees Paid, Amount	$ 66,652,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$36,806,894
Number of Holdings	4,996
Net Advisory Fees Paid (Thousands)	$66,652
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	0.8%
Novartis AG	0.7%
Toyota Motor Corp.	0.7%
TotalEnergies SE	0.7%
SoftBank Group Corp.	0.6%
Roche Holding AG	0.5%
ASML Holding NV	0.5%
Nestle SA	0.5%
Royal Bank of Canada	0.5%
Deutsche Telekom AG	0.5%

Top Countries (% of Total Investments)
Japan	22.4%
Canada	12.1%
United Kingdom	11.7%
Germany	7.9%
France	7.5%
Switzerland	7.5%
Australia	6.0%
Italy	3.5%
Netherlands	3.5%
Spain	3.1%
[49],[50]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, the Portfolio changed its name to the International Core Equity 2 Portfolio.

Material Fund Change Name [Text Block]	Effective February 28, 2025, the Portfolio changed its name to the International Core Equity 2 Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International High Relative Profitability Portfolio
Class Name	Institutional
Trading Symbol	DIHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International High Relative Profitability Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.29%[1]
[51]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%	[51]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 19.86% for the Portfolio and 23.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Focus on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (05/16/2017)
International High Relative Profitability Portfolio – Institutional	19.86%	10.22%	7.54%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.80%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,702,309,000
Holdings Count | $ / shares	415
Advisory Fees Paid, Amount	$ 3,937,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,702,309
Number of Holdings	415
Net Advisory Fees Paid (Thousands)	$3,937
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Roche Holding AG	2.9%
LVMH Moet Hennessy Louis Vuitton SE	2.7%
Sony Group Corp.	2.4%
Nestle SA	2.3%
Novartis AG	1.8%
TotalEnergies SE	1.8%
ASML Holding NV	1.6%
Rheinmetall AG	1.5%
Airbus SE	1.5%
GSK PLC	1.5%

Top Countries (% of Total Investments)
Japan	23.5%
United Kingdom	13.0%
France	11.2%
Canada	9.1%
Switzerland	9.0%
Germany	7.2%
Australia	6.5%
Netherlands	3.9%
Sweden	3.2%
Spain	2.6%
[52],[53]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, the contractual expense limitation amount for the Portfolio was reduced from 0.35% to 0.29%.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Expenses [Text Block]	Effective February 28, 2025, the contractual expense limitation amount for the Portfolio was reduced from 0.35% to 0.29%.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 26.50% for the Portfolio and 25.75% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes from purchase small cap growth stocks with low profitability. These stocks underperformed within the MSCI World ex USA Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices contributed.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
International Small Company Portfolio – Institutional	26.50%	12.23%	8.23%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Small Cap Index (net div.)	25.75%	9.81%	7.60%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 14,012,702,000
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 31,109,000
Investment Company Portfolio Turnover	14.00%	[54]
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$14,012,702
Number of Holdings	6
Net Advisory Fees Paid (Thousands)	$31,109
Portfolio Turnover Rate	14%*
[54]
Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
The Continental Small Company Series	41.5%
The Japanese Small Company Series	22.2%
The Canadian Small Company Series	13.6%
The United Kingdom Small Company Series	12.3%
The Asia Pacific Small Company Series	10.4%
[55]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Vector Equity Portfolio
Class Name	Institutional
Trading Symbol	DFVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Vector Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 27.95% for the Portfolio and 23.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on value stocks contributed.
•	Exclusion of REITs contributed.
•	Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
International Vector Equity Portfolio – Institutional	27.95%	14.62%	8.52%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,001,552,000
Holdings Count | $ / shares	4,003
Advisory Fees Paid, Amount	$ 9,776,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,001,552
Number of Holdings	4,003
Net Advisory Fees Paid (Thousands)	$9,776
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Novartis AG	0.7%
ASML Holding NV	0.6%
TotalEnergies SE	0.6%
SoftBank Group Corp.	0.6%
Sony Group Corp.	0.6%
Deutsche Telekom AG	0.6%
Rheinmetall AG	0.5%
BHP Group Ltd.	0.5%
Orange SA	0.5%
Shell PLC	0.5%

Top Countries (% of Total Investments)
Japan	23.9%
Canada	11.9%
United Kingdom	10.4%
Germany	8.5%
Switzerland	7.3%
France	6.7%
Australia	6.3%
Netherlands	3.3%
Spain	3.2%
Italy	3.1%
[56],[57]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, the contractual management fee for the Portfolio was reduced from 0.30% to 0.25%.

Material Fund Change Expenses [Text Block]	Effective February 28, 2025, the contractual management fee for the Portfolio was reduced from 0.30% to 0.25%.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Japanese Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Japanese Small Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.40%1,[2]
[58],[59]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%	[58],[59]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 26.32% for the Portfolio and 24.48% for the MSCI Japan Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Japanese equities had positive returns for the period. As measured by the MSCI Japan indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes from purchase small cap growth stocks with low profitability. These stocks underperformed within the MSCI Japan Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices contributed.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Japanese Small Company Portfolio – Institutional	26.32%	8.22%	7.21%
MSCI Japan Index (net div.)	25.18%	10.06%	7.57%
MSCI Japan Small Cap Index (net div.)	24.48%	7.05%	6.92%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 241,882,000
Holdings Count | $ / shares	1,609
Advisory Fees Paid, Amount	$ 776,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$241,882
Number of Holdings	1,609
Net Advisory Fees Paid (Thousands)	$776
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Mitsui Kinzoku Co. Ltd.	0.9%
Mitsui E&S Co. Ltd.	0.6%
Taiyo Yuden Co. Ltd.	0.5%
SUMCO Corp.	0.5%
Hokuhoku Financial Group, Inc.	0.4%
Penta-Ocean Construction Co. Ltd.	0.4%
EXEO Group, Inc.	0.4%
77 Bank Ltd.	0.4%
Tokyo Seimitsu Co. Ltd.	0.4%
Nippon Electric Glass Co. Ltd.	0.4%

Top Countries (% of Total Investments)
Japan	100.0%
[60],[61]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Large Cap International Portfolio
Class Name	Institutional
Trading Symbol	DFALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap International Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 24.71% for the Portfolio and 23.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on value stocks contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Large Cap International Portfolio – Institutional	24.71%	13.26%	8.19%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 7,193,257,000
Holdings Count | $ / shares	1,168
Advisory Fees Paid, Amount	$ 9,045,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$7,193,257
Number of Holdings	1,168
Net Advisory Fees Paid (Thousands)	$9,045
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Roche Holding AG	1.1%
Shell PLC	1.1%
Nestle SA	1.1%
ASML Holding NV	1.0%
SoftBank Group Corp.	1.0%
Sony Group Corp.	0.9%
Toyota Motor Corp.	0.9%
LVMH Moet Hennessy Louis Vuitton SE	0.8%
TotalEnergies SE	0.8%
Hitachi Ltd.	0.6%

Top Countries (% of Total Investments)
Japan	22.5%
United Kingdom	12.8%
Canada	11.0%
France	8.7%
Germany	8.0%
Switzerland	7.9%
Australia	6.2%
Netherlands	4.0%
Spain	3.2%
Sweden	2.8%
[62],[63]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Selectively Hedged Global Equity Portfolio
Class Name	Institutional
Trading Symbol	DSHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Selectively Hedged Global Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.31%[1]
[64]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%	[64]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 19.82% for the Portfolio and 22.00% for the MSCI All Country World IMI Index (net dividends) the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Selectively Hedged Global Equity Portfolio – Institutional	19.82%	15.71%	11.29%
MSCI All Country World IMI Index (net div.)	22.00%	14.26%	11.04%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 342,602,000
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 152,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$342,602
Number of Holdings	3
Net Advisory Fees Paid (Thousands)	$152
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 2 Portfolio	58.3%
International Core Equity 2 Portfolio	23.6%
Emerging Markets Core Equity 2 Portfolio	18.1%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Core Equity 1 Portfolio
Class Name	Institutional
Trading Symbol	DFEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Core Equity 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 16.98% for the Portfolio and 20.81% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks  underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Core Equity 1 Portfolio – Institutional	16.98%	16.92%	13.37%
Russell 3000® Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 37,972,773,000
Holdings Count | $ / shares	2,379
Advisory Fees Paid, Amount	$ 42,736,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$37,972,773
Number of Holdings	2,379
Net Advisory Fees Paid (Thousands)	$42,736
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.7%
Apple, Inc.	5.5%
Microsoft Corp.	4.7%
Amazon.com, Inc.	2.8%
Alphabet, Inc. A	2.1%
Meta Platforms, Inc. A	1.9%
Alphabet, Inc. C	1.7%
Broadcom, Inc.	1.7%
JPMorgan Chase & Co.	1.7%
Berkshire Hathaway, Inc.	1.2%

Sector Allocation (% of Total Investments)
Information Technology	29.2%
Financials	15.7%
Industrials	12.4%
Consumer Discretionary	10.3%
Communication Services	8.8%
Health Care	8.6%
Consumer Staples	5.1%
Energy	4.3%
Materials	2.7%
Utilities	2.6%
Real Estate	0.3%
[65],[66]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Core Equity 2 Portfolio
Class Name	Institutional
Trading Symbol	DFQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
[67]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%	[67]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 16.27% for the Portfolio and 20.81% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks  underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Core Equity 2 Portfolio – Institutional	16.27%	16.97%	12.89%
Russell 3000® Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 35,754,109,000
Holdings Count | $ / shares	2,507
Advisory Fees Paid, Amount	$ 51,102,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$35,754,109
Number of Holdings	2,507
Net Advisory Fees Paid (Thousands)	$51,102
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.4%
Apple, Inc.	5.2%
Microsoft Corp.	5.1%
Meta Platforms, Inc. A	2.2%
Alphabet, Inc. A	2.2%
Amazon.com, Inc.	2.0%
JPMorgan Chase & Co.	1.6%
Alphabet, Inc. C	1.3%
Broadcom, Inc.	1.3%
Berkshire Hathaway, Inc. B	1.1%

Sector Allocation (% of Total Investments)
Information Technology	28.4%
Financials	16.6%
Industrials	13.4%
Consumer Discretionary	9.3%
Health Care	8.5%
Communication Services	8.5%
Consumer Staples	5.1%
Energy	4.7%
Materials	3.0%
Utilities	2.1%
Real Estate	0.4%
[68],[69]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. High Relative Profitability Portfolio
Class Name	Institutional
Trading Symbol	DURPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. High Relative Profitability Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.22%[1]
[70]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%	[70]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 13.93% for the Portfolio and 21.14% for the Russell 1000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities  had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations  underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on value stocks detracted.
•	Emphasis on stocks with higher profitability detracted.
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (05/16/2017)
U.S. High Relative Profitability Portfolio – Institutional	13.93%	15.86%	14.78%
Russell 1000® Index	21.14%	17.05%	14.82%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 5,552,952,000
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 9,853,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$5,552,952
Number of Holdings	147
Net Advisory Fees Paid (Thousands)	$9,853
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	8.4%
Apple, Inc.	6.8%
Visa, Inc. A	4.0%
Microsoft Corp.	4.0%
Eli Lilly & Co.	3.9%
Meta Platforms, Inc. A	3.0%
Oracle Corp.	3.0%
Home Depot, Inc.	2.5%
Mastercard, Inc. A	2.5%
Costco Wholesale Corp.	2.4%

Sector Allocation (% of Total Investments)
Information Technology	32.1%
Industrials	15.8%
Health Care	12.6%
Consumer Discretionary	11.0%
Financials	10.3%
Consumer Staples	8.2%
Communication Services	5.0%
Energy	3.1%
Utilities	1.2%
Materials	0.7%
[71],[72]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, the contractual expense limitation amount for the Portfolio was reduced from 0.25% to 0.22%.
Material Fund Change Expenses [Text Block]	Effective February 28, 2025, the contractual expense limitation amount for the Portfolio was reduced from 0.25% to 0.22%.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Equity Portfolio
Class Name	Institutional
Trading Symbol	DUSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Large Cap Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 18.94% for the Portfolio and 21.14% for the Russell 1000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations  underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
•	Focus on value stocks detracted.
•	Emphasis on stocks with higher profitability detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Large Cap Equity Portfolio – Institutional	18.94%	16.95%	14.05%
Russell 1000® Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,437,300,000
Holdings Count | $ / shares	542
Advisory Fees Paid, Amount	$ 2,131,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,437,300
Number of Holdings	542
Net Advisory Fees Paid (Thousands)	$2,131
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	8.2%
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. A	2.6%
Alphabet, Inc. A	2.5%
Alphabet, Inc. C	2.3%
Broadcom, Inc.	2.0%
JPMorgan Chase & Co.	1.3%
Eli Lilly & Co.	1.2%

Sector Allocation (% of Total Investments)
Information Technology	33.9%
Financials	12.8%
Communication Services	10.4%
Consumer Discretionary	10.1%
Industrials	9.6%
Health Care	8.6%
Consumer Staples	5.2%
Energy	3.7%
Utilities	3.3%
Materials	2.2%
Real Estate	0.2%
[73],[74]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Value Portfolio
Class Name	Institutional
Trading Symbol	DFLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%1,[2]
[75],[76]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%	[75],[76]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 9.51% for the Portfolio and 11.15% for the Russell 1000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations  underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Emphasis on stocks with higher profitability detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Large Cap Value Portfolio – Institutional	9.51%	15.18%	9.85%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 24,058,152,000
Holdings Count | $ / shares	339
Advisory Fees Paid, Amount	$ 45,633,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$24,058,152
Number of Holdings	339
Net Advisory Fees Paid (Thousands)	$45,633
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	2.7%
Johnson & Johnson	2.6%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Berkshire Hathaway, Inc.	1.9%
UnitedHealth Group, Inc.	1.9%
Wells Fargo & Co.	1.8%
Micron Technology, Inc.	1.5%
Goldman Sachs Group, Inc.	1.3%

Sector Allocation (% of Total Investments)
Financials	23.9%
Health Care	15.6%
Industrials	14.2%
Information Technology	12.7%
Energy	12.1%
Materials	6.2%
Communication Services	6.0%
Consumer Discretionary	4.8%
Consumer Staples	4.0%
Real Estate	0.5%
[77],[78]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Micro Cap Portfolio
Class Name	Institutional
Trading Symbol	DFSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Micro Cap Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 8.95% for the Portfolio and 14.41% for the Russell 2000® Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth and small cap growth stocks with low profitability. These stocks outperformed within the Russell 2000® Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices detracted.
•	Exclusion of small cap stocks with high asset growth detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Micro Cap Portfolio – Institutional	8.95%	15.49%	9.72%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 6,606,775,000
Holdings Count | $ / shares	1,733
Advisory Fees Paid, Amount	$ 26,027,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$6,606,775
Number of Holdings	1,733
Net Advisory Fees Paid (Thousands)	$26,027
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
TTM Technologies, Inc.	0.7%
Argan, Inc.	0.6%
Powell Industries, Inc.	0.5%
U.S. Lime & Minerals, Inc.	0.5%
ESCO Technologies, Inc.	0.5%
Enpro, Inc.	0.4%
Huron Consulting Group, Inc.	0.4%
Adtalem Global Education, Inc.	0.4%
First BanCorp	0.4%
Plexus Corp.	0.4%

Sector Allocation (% of Total Investments)
Financials	22.1%
Industrials	17.8%
Health Care	13.8%
Consumer Discretionary	13.0%
Information Technology	11.6%
Energy	5.7%
Materials	4.7%
Consumer Staples	3.5%
Communication Services	3.5%
Utilities	2.9%
Real Estate	1.4%
[79],[80]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Portfolio
Class Name	Institutional
Trading Symbol	DFSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Small Cap Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.27%[1]
[81]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%	[81]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 7.25% for the Portfolio and 14.41% for the Russell 2000® Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth and small cap growth stocks with low profitability. These stocks outperformed within the Russell 2000® Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Exclusion of small cap stocks with the lowest profitability and highest relative prices detracted.
•	Exclusion of small cap stocks with high asset growth detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Small Cap Portfolio – Institutional	7.25%	14.17%	9.36%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 16,748,868,000
Holdings Count | $ / shares	2,088
Advisory Fees Paid, Amount	$ 39,468,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$16,748,868
Number of Holdings	2,088
Net Advisory Fees Paid (Thousands)	$39,468
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
IES Holdings, Inc.	0.4%
Bloom Energy Corp. A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
InterDigital, Inc.	0.4%
Mueller Industries, Inc.	0.3%
Sterling Infrastructure, Inc.	0.3%
SPX Technologies, Inc.	0.3%
NEXTracker, Inc. A	0.3%
Ensign Group, Inc.	0.3%
Rambus, Inc.	0.3%

Sector Allocation (% of Total Investments)
Industrials	22.4%
Financials	20.1%
Consumer Discretionary	13.9%
Information Technology	12.4%
Health Care	10.7%
Materials	5.2%
Energy	4.9%
Consumer Staples	3.9%
Utilities	3.2%
Communication Services	2.7%
Real Estate	0.6%
[82],[83]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Value Portfolio
Class Name	Institutional
Trading Symbol	DFSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Small Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.79% for the Portfolio and 9.87% for the Russell 2000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the Russell 2000® Value Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Emphasis on stocks with higher profitability detracted.
•	Exclusion of small cap stocks with high asset growth detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Small Cap Value Portfolio – Institutional	4.79%	18.26%	9.47%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 15,976,136,000
Holdings Count | $ / shares	1,027
Advisory Fees Paid, Amount	$ 44,487,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$15,976,136
Number of Holdings	1,027
Net Advisory Fees Paid (Thousands)	$44,487
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Elanco Animal Health, Inc.	0.9%
Invesco Ltd.	0.8%
HF Sinclair Corp.	0.8%
BorgWarner, Inc.	0.8%
Amkor Technology, Inc.	0.7%
Jazz Pharmaceuticals PLC	0.7%
Webster Financial Corp.	0.7%
Comerica, Inc.	0.6%
MGIC Investment Corp.	0.6%
Lithia Motors, Inc.	0.6%

Sector Allocation (% of Total Investments)
Financials	29.0%
Industrials	16.8%
Consumer Discretionary	15.0%
Energy	10.8%
Health Care	7.5%
Information Technology	6.5%
Materials	6.0%
Consumer Staples	4.3%
Communication Services	2.5%
Real Estate	1.0%
Utilities	0.6%
[84],[85]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DFFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.29%[1]
[86]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%	[86]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.74% for the Portfolio and 9.87% for the Russell 2000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks but outperformed mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the Russell 2000®  Value Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with higher profitability detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Exclusion of small cap stocks with high asset growth detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Targeted Value Portfolio – Institutional	6.74%	18.14%	9.83%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 13,315,429,000
Holdings Count | $ / shares	1,359
Advisory Fees Paid, Amount	$ 34,614,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$13,315,429
Number of Holdings	1,359
Net Advisory Fees Paid (Thousands)	$34,614
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
TD SYNNEX Corp.	0.7%
WESCO International, Inc.	0.7%
Toll Brothers, Inc.	0.7%
Ally Financial, Inc.	0.6%
Elanco Animal Health, Inc.	0.6%
First Horizon Corp.	0.6%
HF Sinclair Corp.	0.6%
Invesco Ltd.	0.6%
BorgWarner, Inc.	0.5%
Alcoa Corp.	0.5%

Sector Allocation (% of Total Investments)
Financials	29.1%
Industrials	16.9%
Consumer Discretionary	13.9%
Energy	9.3%
Health Care	7.1%
Information Technology	6.8%
Materials	6.5%
Consumer Staples	5.7%
Communication Services	3.2%
Real Estate	1.1%
Utilities	0.4%
[87],[88]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Vector Equity Portfolio
Class Name	Institutional
Trading Symbol	DFVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Vector Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 13.15% for the Portfolio and 20.81% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities  had positive returns for the period. As measured by Russell indices, small cap stocks  underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Vector Equity Portfolio – Institutional	13.15%	16.34%	10.64%
Russell 3000® Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,942,331,000
Holdings Count | $ / shares	2,128
Advisory Fees Paid, Amount	$ 10,441,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,942,331
Number of Holdings	2,128
Net Advisory Fees Paid (Thousands)	$10,441
Portfolio Turnover Rate	9%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.1%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Meta Platforms, Inc. A	2.2%
Amazon.com, Inc.	2.0%
Alphabet, Inc. A	1.9%
Alphabet, Inc. C	1.3%
JPMorgan Chase & Co.	0.8%
Johnson & Johnson	0.8%
Eli Lilly & Co.	0.7%

Sector Allocation (% of Total Investments)
Information Technology	23.9%
Financials	18.5%
Industrials	14.3%
Consumer Discretionary	10.6%
Health Care	8.3%
Communication Services	8.2%
Energy	5.9%
Consumer Staples	5.2%
Materials	4.2%
Utilities	0.6%
Real Estate	0.3%
[89],[90]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, the contractual management fee for the Portfolio was reduced from 0.25% to 0.20%.
Material Fund Change Expenses [Text Block]	Effective February 28, 2025, the contractual management fee for the Portfolio was reduced from 0.25% to 0.20%.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	United Kingdom Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the United Kingdom Small Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	0.51%1,[2]
[91],[92]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%	[91],[92]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 13.18% for the Portfolio and 16.42% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
United Kingdom equities had positive returns for the period. As measured by the MSCI United Kingdom indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small value stocks underperformed small growth stocks. Within small caps, high profitability stocks outperformed low profitability stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the MSCI United Kingdom Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Focus on small cap stocks detracted, as larger stocks held by the index outperformed.
•	Exclusion of small cap stocks with high asset growth detracted.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
United Kingdom Small Company Portfolio – Institutional	13.18%	10.23%	4.08%
MSCI United Kingdom Index (net div.)	26.59%	16.95%	6.60%
MSCI United Kingdom Small Cap Index (net div.)	16.42%	7.85%	3.46%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 22,867,000
Holdings Count | $ / shares	299
Advisory Fees Paid, Amount	$ 76,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$22,867
Number of Holdings	299
Net Advisory Fees Paid (Thousands)	$76
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Games Workshop Group PLC	2.0%
Babcock International Group PLC	1.8%
Hiscox Ltd.	1.7%
Howden Joinery Group PLC	1.6%
Lion Finance Group PLC	1.6%
IG Group Holdings PLC	1.6%
Taylor Wimpey PLC	1.5%
Persimmon PLC	1.5%
IMI PLC	1.5%
Kingfisher PLC	1.5%

Top Countries (% of Total Investments)
United Kingdom	100.0%
[93],[94]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DREIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the World Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.27%[1]
[95]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%	[95]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 20.05% for the Portfolio and 22.00% for the MSCI All Country World IMI Index (net dividends) the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
World Core Equity Portfolio – Institutional	20.05%	15.13%	11.08%
MSCI All Country World IMI Index (net div.)	22.00%	14.26%	11.04%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,201,053,000
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 569,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,201,053
Number of Holdings	4
Net Advisory Fees Paid (Thousands)	$569
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	63.0%
International Core Equity 2 Portfolio	25.1%
Emerging Markets Core Equity 2 Portfolio	11.9%
[96]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World ex U.S. Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DFWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the World ex U.S. Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 25.43% for the Portfolio and 24.62% for the MSCI All Country World ex USA IMI Index (net dividends), the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global ex U.S. stocks had positive returns for the period. As measured by the MSCI All Country World ex USA IMI indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks and underperformed other large cap stocks. Mid cap stocks outperformed large cap stocks. Value stocks outperformed growth. High profitability stocks underperformed low profitability stocks within large caps and small caps. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Global ex U.S. REITs underperformed Global ex U.S. equities as measured by the S&P Global ex U.S. REIT Index and MSCI All Country World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on value stocks contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
World ex U.S. Core Equity Portfolio – Institutional	25.43%	12.94%	8.32%
MSCI All Country World ex USA IMI Index (net div.)	24.62%	11.10%	7.68%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,714,458,000
Holdings Count | $ / shares	10,826
Advisory Fees Paid, Amount	$ 10,686,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,714,458
Number of Holdings	10,826
Net Advisory Fees Paid (Thousands)	$10,686
Portfolio Turnover Rate	8%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	1.2%
Tencent Holdings Ltd.	0.7%
Samsung Electronics Co. Ltd.	0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7%
Shell PLC	0.6%
Alibaba Group Holding Ltd.	0.5%
ASML Holding NV	0.5%
TotalEnergies SE	0.5%
SoftBank Group Corp.	0.5%
Nestle SA	0.4%

Top Countries (% of Total Investments)
Japan	15.0%
China	9.3%
Canada	8.1%
United Kingdom	7.9%
Taiwan	6.7%
India	5.3%
Germany	5.2%
Switzerland	5.2%
France	5.1%
Australia	4.1%
[97],[98]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World ex U.S. Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DWUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the World ex U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.48%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 28.44% for the Portfolio and 25.01% for the MSCI All Country World ex USA SMID Value Index (net dividends), the Portfolio’s style benchmark.
PERFORMANCE HIGHLIGHTS
Global ex U.S. stocks had positive returns for the period. As measured by the MSCI All Country World ex USA IMI indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks and underperformed other large cap stocks. Mid cap stocks outperformed large cap stocks. Small and mid cap value stocks outperformed small and mid cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Global ex U.S. REITs underperformed Global ex U.S. equities as measured by the S&P Global ex U.S. REIT Index and MSCI All Country World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.
•	Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
World ex U.S. Targeted Value Portfolio – Institutional	28.44%	15.35%	8.60%
MSCI All Country World ex USA IMI Index (net div.)	24.62%	11.10%	7.68%
MSCI All Country World ex USA SMID Value Index (net div.)	25.01%	13.27%	7.36%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 805,932,000
Holdings Count | $ / shares	4,971
Advisory Fees Paid, Amount	$ 2,966,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$805,932
Number of Holdings	4,971
Net Advisory Fees Paid (Thousands)	$2,966
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Banco de Sabadell SA	0.7%
Banco BPM SpA	0.7%
BPER Banca SpA	0.7%
Bank of Ireland Group PLC	0.6%
Centrica PLC	0.5%
NN Group NV	0.5%
Kinross Gold Corp.	0.5%
Kinross Gold Corp.	0.4%
ABN AMRO Bank NV	0.4%
Sandoz Group AG	0.4%

Top Countries (% of Total Investments)
Japan	15.5%
Canada	9.0%
China	9.0%
United Kingdom	8.5%
India	5.8%
Taiwan	5.3%
Switzerland	4.9%
Australia	4.3%
Italy	3.9%
Germany	3.5%
[99],[100]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2025, China Investments Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, China Investments Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World ex U.S. Value Portfolio
Class Name	Institutional
Trading Symbol	DFWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the World ex U.S. Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.37%[1]
[101]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%	[101]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 29.56% for the Portfolio and 27.55% for the MSCI All Country World ex USA IMI Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global ex U.S. stocks had positive returns for the period. As measured by the MSCI All Country World ex USA IMI indices, small cap stocks underperformed large cap stocks. Value stocks outperformed growth. High profitability stocks underperformed low profitability stocks within large caps and small caps. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Global ex U.S. REITs underperformed Global ex U.S. equities as measured by the S&P Global ex U.S. REIT Index and MSCI All Country World ex USA indices.
Relative to the benchmark, the Portfolio’s:
•	Emphasis on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
World ex U.S. Value Portfolio – Institutional	29.56%	17.58%	8.81%
MSCI All Country World ex USA IMI Index (net div.)	24.62%	11.10%	7.68%
MSCI All Country World ex USA IMI Value Index (Net Div.)	27.55%	15.12%	7.57%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 397,255,000
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 439,000
Investment Company Portfolio Turnover	12.00%	[102]
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$397,255
Number of Holdings	3
Net Advisory Fees Paid (Thousands)	$439
Portfolio Turnover Rate	12%*
[102]
Holdings [Text Block]
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)
The DFA International Value Series	57.7%
Dimensional Emerging Markets Value Fund	33.3%
DFA International Small Cap Value Portfolio	9.0%

Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2025, China Investments Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, China Investments Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[2]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[3]
Excludes short-term investments and collateral for loaned securities, if any.

[4]
Excludes short-term investments and collateral for loaned securities, if any.

[5]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[6]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[7]
Excludes short-term investments and collateral for loaned securities, if any.

[8]
Excludes short-term investments and collateral for loaned securities, if any.

[9]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[10]
Excludes short-term investments and collateral for loaned securities, if any.

[11]
Excludes short-term investments and collateral for loaned securities, if any.

[12]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[13]
1	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

[14]
Excludes short-term investments and collateral for loaned securities, if any.

[15]
1	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

[16]
Excludes short-term investments and collateral for loaned securities, if any.

[17]
Excludes short-term investments and collateral for loaned securities, if any.

[18]
Excludes short-term investments and collateral for loaned securities, if any.

[19]
Excludes short-term investments and collateral for loaned securities, if any.

[20]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[21]
Excludes short-term investments and collateral for loaned securities, if any.

[22]
Excludes short-term investments and collateral for loaned securities, if any.

[23]
Excludes short-term investments and collateral for loaned securities, if any.

[24]
Excludes short-term investments and collateral for loaned securities, if any.

[25]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[26]
Excludes short-term investments and collateral for loaned securities, if any.

[27]
Excludes short-term investments and collateral for loaned securities, if any.

[28]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[29]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[30]
Excludes short-term investments and collateral for loaned securities, if any.

[31]
Excludes short-term investments and collateral for loaned securities, if any.

[32]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[33]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[34]
Excludes short-term investments and collateral for loaned securities, if any.

[35]
Excludes short-term investments and collateral for loaned securities, if any.

[36]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[37]
Excludes short-term investments and collateral for loaned securities, if any.

[38]
Excludes short-term investments and collateral for loaned securities, if any.

[39]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[40]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[41]
Excludes short-term investments and collateral for loaned securities, if any.

[42]
Excludes short-term investments and collateral for loaned securities, if any.

[43]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[44]
1	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

[45]
Excludes short-term investments and collateral for loaned securities, if any.

[46]
Excludes short-term investments and collateral for loaned securities, if any.

[47]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[48]
*	Calculated based on weighted average of each of the Portfolio’s underlying investments.

[49]
Excludes short-term investments and collateral for loaned securities, if any.

[50]
Excludes short-term investments and collateral for loaned securities, if any.

[51]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[52]
Excludes short-term investments and collateral for loaned securities, if any.

[53]
Excludes short-term investments and collateral for loaned securities, if any.

[54]
*	Calculated based on weighted average of each of the Portfolio’s underlying investments.

[55]
†	Excludes cash investments, if any.

[56]
Excludes short-term investments and collateral for loaned securities, if any.

[57]
Excludes short-term investments and collateral for loaned securities, if any.

[58]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[59]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[60]
Excludes short-term investments and collateral for loaned securities, if any.

[61]
Excludes short-term investments and collateral for loaned securities, if any.

[62]
Excludes short-term investments and collateral for loaned securities, if any.

[63]
Excludes short-term investments and collateral for loaned securities, if any.

[64]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[65]
Excludes short-term investments and collateral for loaned securities, if any.

[66]
Excludes short-term investments and collateral for loaned securities, if any.

[67]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[68]
Excludes short-term investments and collateral for loaned securities, if any.

[69]
Excludes short-term investments and collateral for loaned securities, if any.

[70]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[71]
Excludes short-term investments and collateral for loaned securities, if any.

[72]
Excludes short-term investments and collateral for loaned securities, if any.

[73]
Excludes short-term investments and collateral for loaned securities, if any.

[74]
Excludes short-term investments and collateral for loaned securities, if any.

[75]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[76]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[77]
Excludes short-term investments and collateral for loaned securities, if any.

[78]
Excludes short-term investments and collateral for loaned securities, if any.

[79]
Excludes short-term investments and collateral for loaned securities, if any.

[80]
Excludes short-term investments and collateral for loaned securities, if any.

[81]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[82]
Excludes short-term investments and collateral for loaned securities, if any.

[83]
Excludes short-term investments and collateral for loaned securities, if any.

[84]
Excludes short-term investments and collateral for loaned securities, if any.

[85]
Excludes short-term investments and collateral for loaned securities, if any.

[86]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[87]
Excludes short-term investments and collateral for loaned securities, if any.

[88]
Excludes short-term investments and collateral for loaned securities, if any.

[89]
Excludes short-term investments and collateral for loaned securities, if any.

[90]
Excludes short-term investments and collateral for loaned securities, if any.

[91]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[92]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[93]
Excludes short-term investments and collateral for loaned securities, if any.

[94]
Excludes short-term investments and collateral for loaned securities, if any.

[95]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[96]
Excludes short-term investments and collateral for loaned securities, if any.

[97]
Excludes short-term investments and collateral for loaned securities, if any.

[98]
Excludes short-term investments and collateral for loaned securities, if any.

[99]
Excludes short-term investments and collateral for loaned securities, if any.

[100]
Excludes short-term investments and collateral for loaned securities, if any.

[101]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[102]
*	Calculated based on weighted average of each of the Portfolio’s underlying investments.